Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net Loss	$ (1,361,018)	$ (345,611)
Adjustments to reconcile net income (loss) to net cash from operating activities:
Depreciation and amortization	709,959	58,774
Amortization of right-of-use assets	14,730
Provision for credit losses	29,334
Loss on disposal of subsidiaries	8,241
Change in operating assets and liabilities:
Accounts receivable, net	(713,473)	886,150
Inventories, net	(46,692)	2,190
Other current assets	344,306	(291,199)
Advances to suppliers, net	6,903,386	(13,067,059)
Accounts payable	732,800	(754,939)
Contract liabilities	18,518	88,874
Tax payable	25,799	(377,474)
Lease liabilities	(13,864)	(60,419)
Accrued expenses and other current liabilities	75,914	1,006,851
Net cash provided by (used in) operating activities	6,727,940	(12,853,862)
Cash flows from investing activity:
Purchase of intangible assets	(15,899,767)
Net cash used in investing activity	(15,899,767)
Cash flows from financing activities:
Proceeds from related parties loans		204,475
Repayment of related party loans	(1,291,608)	(167,180)
Repayment of Bank loans		(9,630)
Net cash provided by (used in) financing activities	(1,291,608)	27,665
Effect of changes of foreign exchange rate on cash	407,539	(141,762)
Net decrease in cash	(10,055,896)	(12,967,959)
Cash and cash equivalents at the Beginning of the period	43,396,977	16,062,047
Cash and cash equivalents at the end of the period	33,341,081	3,094,088
Supplemental disclosures of non-cash flows information:
Lease liabilities arising from obtaining right-of-use assets	$ 209,858